Significant accounting policies	6 Months Ended
Jun. 30, 2019
Significant accounting policies
Significant accounting policies

Significant accounting policies

There were no significant changes in accounting policies applied by us in these condensed consolidated interim financial statements compared to those used in the most recent annual consolidated financial statements of December 31, 2018, except for the adoption of new standards and interpretations described below.

•	IFRS 16 Leases (applicable for annual periods beginning on or after January 1, 2019)

The nature and the effect of these changes were taken into consideration, and the above amendments affected the condensed consolidated interim financial statements as follows:

We adopted IFRS 16 on January 1, 2019, in accordance with the transitional provisions of IFRS 16, using the modified retrospective approach. Consequently, the cumulative effect of adopting IFRS 16 was recognized as an adjustment to the opening balance of retained earnings as at January 1, 2019, with no restatement of the comparative figures. On adoption of IFRS 16, we recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under IAS 17. These liabilities were measured at the present value of the remaining lease payments and discounted using our incremental borrowing rate as of January 1, 2019. Our weighted average incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 1.55%.

The differences between our total operating lease commitments as reported in note 25 of our consolidated financial statements of December 31, 2018 and the total lease liabilities recognized in our statement of financial position as at January 1, 2019 are summarized below.

(Euro, in thousands)
Operating lease commitments disclosed as at December 31, 2018	€27,704
Less : discounting effect using the lessee's incremental borrowing rate at the date of initial application	(1,223)
Less : other	(569)
Lease liability recognized as at January 1, 2019	€25,912
Of which are :
current lease liabilities	4,516
non-current lease liabilities	€21,396

The change in accounting policy affected the statement of financial position as at January 1, 2019 as follows:

	January 1, 2019
	(Euro, in thousands)
Property, plant and equipment (right-of-use assets)		€26,406
Other current assets (prepaid expenses)		(494)
Effect on total assets		€25,912

Accumulated losses		€416
Lease liabilities (current and non-current)		25,912
Deferred income		(416)
Effect on total equity and liabilities		€25,912

We applied the following practical expedients, as permitted by IFRS 16, on transition date:

▪	Reliance on the previous definition of a lease (as provided by IAS 17) for all contracts that existed on the date of initial application;
▪	The use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
▪	Reliance on previous assessments on whether leases are onerous instead of performing an impairment review;
▪	The accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases.

Other new standards and interpretations applicable for the annual period beginning on January 1, 2019 did not have any impact on our condensed consolidated interim financial statements.

We have not early adopted any other standard, interpretation, or amendment that has been issued but is not yet effective.

Change in accounting policies with effect from January 1, 2019 as a result of the adoption of IFRS 16:

Whereas until the end of 2018, we made a distinction between finance leases (presented on the balance sheet) and operating leases (off-balance sheet commitments), we recognized as from January 1, 2019 right-of-use assets on the balance sheet and corresponding lease liabilities (measured on a present value basis). These liabilities reflect the expected lease payments to be made in the future, estimated at the commencement date of the leases. After initial recognition, these lease liabilities are measured at amortized cost.

The right-of-use assets (mainly comprising the initial lease liability) are measured at cost and depreciated over their useful life on a straight-line basis. The right-of-use assets are presented in the statement of financial position under the caption “Property, plant and equipment” and the lease liabilities are presented as current and non-current lease liabilities.

Each lease payment is allocated between the lease liability and financial expenses.

Management judgments and estimates

Preparing interim financial statements in compliance with IFRS requires management to make judgments and estimates and to use assumptions that may significantly influence the reported amounts of assets and liabilities, the notes on contingent assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. We refer to our 2018 annual report, except for the judgments and estimates as a result of the application of IFRS 16.